Income Taxes - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2008	Dec. 31, 2021 CNY (¥)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax assets, valuation allowance	$ 4,254	$ 119
Increase in valuation allowance	4,135
Deferred tax liabilities represents withholding tax	$ 289,296
Withholding tax rate	5.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized Tax Benefits	$ 275	561	$ 904	$ 1,681
Unrecognized tax benefits that would impact effective tax rate	275	561	904
Unrecognized tax benefits, interest on income taxes expense	135	107	$ 458
Unrecognized tax benefits, interest on income taxes accrued	170	$ 305
Minimum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	18,701
Maximum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	37,402
Sinovac Beijing
Income Tax [Line Items]
Undistributed earnings of domestic subsidiaries	374,016
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 17,017						¥ 108.4
Operating loss carryforwards expiration period	will expire from 2022 to 2026
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Earliest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2016
PRC Subsidiaries | Latest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2021
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
Income tax examination conduct years	5 years
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
PRC
Income Tax [Line Items]
Lower withholding tax rate on dividends distributed by foreign invested enterprises	5.00%
Higher withholding tax rate on dividends distributed by foreign invested enterprises	10.00%
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
Income taxes preferential income tax rate	15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%